OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (3,408)	$ (206)	$ (4,075)	$ (485)
Unrealized (mark-to-market) gains (losses) for interest rate swaps	4,826	(1,102)	7,095	(325)
Interest expense on un-designated interest rate swaps	(1,622)	(1,201)	(3,251)	(2,369)
Mark-to-market adjustment for currency swap derivatives	1,775	(1,854)	(4,839)	1,117
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(347)	2,276	7,584	(1,413)
Foreign exchange gains (losses) on operations	31	(193)	(44)	237
Other	(1,369)	(184)	(1,504)	(283)
Other financial items	$ (114)	$ (2,464)	$ 966	$ (3,521)